Schedule of Investments (unaudited) September 30, 2021	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Construction & Engineering — 0.0%
McDermott International Ltd.(a)	123,933	$61,967

Diversified Financial Services — 0.0%
Kcad Holdings I Ltd.(a)(b)	309,827,230	3,098

Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.	887	13,802

Media — 0.1%
Clear Channel Outdoor Holdings, Inc.(a)	114,650	310,702

Metals & Mining — 0.0%
Preferred Proppants LLC(a)(b)	6,099	793

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp.(a)	2,027	83,107

Semiconductors & Semiconductor Equipment(a) — 0.0%
Maxeon Solar Technologies Ltd.	232	4,090
SunPower Corp.	1,860	42,185

		46,275

Software — 0.0%
Avaya Holdings Corp.(a)	66	1,306

Specialty Retail — 0.1%
NMG Parent LLC	3,613	466,680

Total Common Stocks — 0.2% (Cost: $7,996,110)		987,730

	Par (000)

Corporate Bonds

Airlines — 0.3%
Allegiant Travel Co., 8.50%, 02/05/24(c)	USD 1,195	1,278,650

Auto Components — 0.1%
Clarios Global LP, 6.75%, 05/15/25(c)	446	470,530

Beverages — 0.1%
Triton Water Holdings, Inc., 6.25%, 04/01/29(c)	410	416,663

Building Materials — 0.0%
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(c)	118	123,900

Chemicals — 0.0%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(c)	51	56,228

Construction Materials — 0.2%
Wolverine Escrow LLC, 9.00%, 11/15/26(c)	1,039	959,776

Diversified Telecommunication Services — 0.0%
Zayo Group Holdings, Inc., 6.13%, 03/01/28(c)	251	254,459

Security	Par (000)		Value

Electric Utilities — 0.0%
Pike Corp., 5.50%, 09/01/28(c)	USD 144		$146,743
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 11/10/21(b)	1,710		—

			146,743

Energy Equipment & Services(b)(c)(d) — 0.1%
Pioneer Energy Services Corp.
(11.00% Cash or 11.00% PIK), 11.00%, 05/15/25	348		385,681
(5.00% PIK), 5.00%, 11/15/25(e)	260		303,619

			689,300

Equity Real Estate Investment Trusts (REITs) — 0.0%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.63%, 06/15/25(c)	138		148,695

Internet Software & Services — 0.1%
Expedia Group, Inc., 6.25%, 05/01/25(c)	337		388,538

Machinery — 0.2%
Madison IAQ LLC, 5.88%, 06/30/29(c)	809		815,067

Media(c) — 0.3%
Liberty Broadband Corp., 2.75%, 09/30/50(e)	513		541,545
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(d)	194		187,684
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26	573		591,623

			1,320,852

Total Corporate Bonds — 1.4% (Cost: $6,708,901)			7,069,401

Floating Rate Loan Interests(f)

Aerospace & Defense — 4.4%
Atlas CC Acquisition Corp.
Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 05/25/28	6,362		6,379,567
Term Loan C, (3 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 05/25/28	1,294		1,297,539
Bleriot US Bidco, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.00%), 4.13%, 10/31/26	716		716,419
Dynasty Acquisition Co., Inc., 2020 CAD Term Loan B2, (3 mo. LIBOR + 3.50%), 3.63%, 04/06/26	—	(g)	24
Nordam Group, Inc., Term Loan B, (1 mo. LIBOR + 5.50%), 5.63%, 04/09/26	772		720,076
Peraton Holding Corp.
2nd Lien Term Loan B1, (1 mo. LIBOR + 7.75%, 0.75% Floor), 8.50%, 02/01/29	2,265		2,307,469
Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/01/28	6,867		6,868,278
Spirit Aerosystems, Inc., 2020 Term Loan B, (1 mo. LIBOR + 5.25%, 0.75% Floor), 6.00%, 01/15/25	998		1,000,375
TransDigm, Inc., 2020 Term Loan F, (1 mo. LIBOR + 2.25%), 2.33%, 12/09/25	2,553		2,520,847

			21,810,594

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Air Freight & Logistics — 0.4%
AIT Worldwide Logistics, Inc, 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 03/31/28	USD 479	$480,198
Kestrel Bidco, Inc., Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26	1,771	1,726,222

		2,206,420

Airlines — 2.4%
AAdvantage Loyalty IP Ltd./American Airlines, Inc., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 04/20/28	1,276	1,318,708
Air Canada, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/11/28	2,048	2,054,318
American Airlines, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 1.75%), 1.84%, 01/29/27	388	372,173
2017 Incremental Term Loan, (1 mo. LIBOR + 2.00%), 2.08%, 12/15/23	1,967	1,923,187
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/21/27	2,394	2,542,141
United Airlines, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 04/21/28	3,735	3,758,165

		11,968,692

Auto Components — 2.7%
Adient US LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.50%), 3.58%, 04/08/28	823	822,592
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 04/30/26	3,646	3,627,750
Truck Hero, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 01/31/28	2,512	2,505,566
USI, Inc.
2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 3.13%, 05/16/24	3,779	3,751,765
2019 Incremental Term Loan B, (3 mo. LIBOR + 3.25%), 3.38%, 12/02/26	216	214,599
Wand NewCo 3, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.00%), 3.08%, 02/05/26	2,606	2,580,651

		13,502,923

Banks — 0.6%
Directv Financing LLC, (3 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 07/22/27	2,855	2,855,473

Building Materials — 0.1%
CHI Overhead Doors, Inc, Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 07/31/25	182	182,103
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 04/12/28	442	439,909

		622,012

Building Products — 2.7%
CP Atlas Buyer, Inc., 2021 Term Loan B, 11/23/27(h)	2,788	2,778,148
CPG International, Inc., 2017 Term Loan, (3 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 05/05/24	1,735	1,734,490
Jeld-Wen, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.33%, 07/28/28	1,276	1,273,149
LSF10 XL Bidco SCA, 2021 EUR Term Loan, (Euribor + 4.25%), 4.25%, 04/12/28	EUR 1,000	1,159,439

Security	Par (000)	Value

Building Products (continued)
MI Windows And Doors LLC, 2020 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/18/27	USD 533	$533,639
Standard Industries, Inc., 2021 Term Loan B, 09/22/28(h)	2,556	2,557,380
Wilsonart LLC, 2021 Term Loan E, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/19/26	3,202	3,203,282

		13,239,527

Capital Markets — 3.0%
AQGEN Ascensus, Inc., 2021 2nd Lien Term Loan, (2 mo. LIBOR + 6.50%, 0.50% Floor), 7.00%, 08/02/29(b)	2,528	2,502,720
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/09/27	5,828	5,840,056
2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 04/07/28	1,806	1,860,180
Eagle Broadband Investments LLC, Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 11/12/27	1,421	1,421,260
FinCo I LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.50%), 2.58%, 06/27/25	826	821,964
Focus Financial Partners LLC, 2021 Term Loan, (1 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 07/01/28	1,209	1,204,675
Greenhill & Co., Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 04/12/24	1,256	1,251,105

		14,901,960

Chemicals — 6.1%
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 08/27/26	2,546	2,574,604
Atotech BV, 2021 USD Term Loan B, (3 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 03/18/28	3,488	3,483,165
Axalta Coating Systems US Holdings, Inc., USD Term Loan B3, (3 mo. LIBOR + 1.75%), 1.88%, 06/01/24	1,843	1,837,564
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/28/24	1,154	1,148,622
Element Solutions, Inc., 2019 Term Loan B1, (1 mo. LIBOR + 2.00%), 2.08%, 01/31/26	2,011	2,007,110
Encapsys LLC, 2020 Term Loan B2, (PRIME + 2.25%), 5.50%, 11/07/24	1,236	1,232,850
Illuminate Buyer LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.58%, 06/30/27	1,410	1,407,532
Invictus Technical Solutions LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 6.83%, 03/30/26	861	858,996
Invictus US LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.08%, 03/28/25	767	764,583
Klockner-Pentaplast of America, Inc., 2021 Term Loan B, (6 mo. LIBOR + 4.75%, 0.50% Floor), 5.25%, 02/12/26	1,282	1,283,969
Lonza Group AG, USD Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 07/03/28	1,041	1,044,181
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 2.63%, 03/01/26	2,460	2,445,812
Minerals Technologies, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.00%, 02/14/24(b)	431	430,856

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.34%, 05/15/24	USD 1,724	$1,720,627
NIC Acquisition Corp., Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/29/27	737	736,373
Oxea Corp., 2017 USD Term Loan B2, (1 mo. LIBOR + 3.25%), 3.38%, 10/14/24	1,744	1,734,374
PQ Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 06/09/28	1,752	1,751,978
Pregis TopCo Corp., 2021 Incremental Term Loan, (1 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 07/31/26(b)	710	709,743
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 03/16/27	1,070	1,070,625
Sparta U.S. HoldCo LLC, 2021 Term Loan, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/02/28	1,162	1,163,453
Starfruit Finco BV, 2018 USD Term Loan B, (1 mo. LIBOR + 2.75%), 2.83%, 10/01/25	172	170,357
WR Grace & Co., 2021 Term Loan B, 09/22/28(h)	541	542,693

		30,120,067

Commercial Services & Supplies — 5.4%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 05/12/28	2,656	2,656,979
Aramark Services, Inc., 2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 1.83%, 03/11/25	155	151,181
Asurion LLC
2018 Term Loan B6, (1 mo. LIBOR + 3.12%), 3.21%, 11/03/23	2,044	2,031,745
2018 Term Loan B7, (1 mo. LIBOR + 3.00%), 3.08%, 11/03/24	1,142	1,128,806
2020 Term Loan B8, (1 mo. LIBOR + 3.25%), 3.33%, 12/23/26	795	783,350
2021 2nd Lien Term Loan B3, (1 mo. LIBOR + 5.25%), 5.33%, 01/31/28	1,117	1,112,785
2021 2nd Lien Term Loan B4, (1 mo. LIBOR + 5.25%), 5.33%, 01/20/29	1,596	1,587,621
Bingo Industries Ltd., Term Loan, 07/08/28(b)(h)	470	468,825
Clean Harbors, Inc., 2021 Incremental Term Loan B, 09/21/28(h)	704	703,704
Creative Artists Agency LLC, 2020 Incremental Term Loan B1, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 11/27/26	1,975	1,963,864
Dealer Tire LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 4.33%, 12/12/25	2,571	2,569,716
Diamond (BC) BV, 2021 Term Loan B, 09/29/28(h)	1,939	1,940,338
EnergySolutions LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/09/25(b)	537	535,604
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.38%, 09/19/26(b)	988	962,897
Packers Holdings LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 03/09/28	2,005	1,994,176

Security	Par (000)	Value

Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC, 2021 Term Loan, (6 mo. LIBOR + 2.75%, 0.75% Floor), 3.50%, 09/23/26	USD 1,952	$1,949,389
Vericast Corp., 2021 Term Loan, (3 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 06/16/26	344	321,899
Verscend Holding Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 4.08%, 08/27/25	3,156	3,159,102
Viad Corp, Initial Term Loan, (3 mo. LIBOR + 5.00%, 0.50% Floor), 5.50%, 07/30/28(b)	792	788,040

		26,810,021

Construction & Engineering — 2.2%
Brand Industrial Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/21/24	4,056	4,016,968
Pike Corp., 2021 Incremental Term Loan B, (1 mo. LIBOR + 3.00%), 3.09%, 01/21/28	1,045	1,044,214
SRS Distribution, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 06/02/28	3,946	3,944,343
USIC Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 05/12/28	1,773	1,771,341

		10,776,866

Construction Materials — 2.6%
Core & Main LP, 2021 Term Loan B, (1 mo. LIBOR + 2.50%), 2.59%, 07/27/28	7,123	7,087,553
Filtration Group Corp.
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.08%, 03/29/25	2,410	2,396,605
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 03/29/25	1,212	1,213,578
Forterra Finance LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/25/23	1,135	1,134,343
Tamko Building Products, Inc., Term Loan B, (2 mo. LIBOR + 3.00%), 3.10%, 06/01/26	876	869,831

		12,701,910

Containers & Packaging — 2.3%
BWAY Holding Co., 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 04/03/24	2,398	2,347,005
Charter NEX US, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27	4,192	4,199,031
Flex Acquisition Co., Inc., 2021 Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 02/23/28	2,051	2,045,724
Pregis TopCo Corp., 1st Lien Term Loan, (1 mo. LIBOR + 4.00%), 4.08%, 07/31/26	623	623,910
Tosca Services LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/18/27	824	821,716
Trident TPI Holdings, Inc.(h)
2021 Delayed Draw Term Loan, 09/15/28	144	144,436
2021 Incremental Term Loan, 09/15/28	1,017	1,018,274

		11,200,096

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Distributors — 1.0%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1 mo. LIBOR + 2.00%), 2.08%, 01/15/27	USD 1,480	$1,469,508
TMK Hawk Parent Corp.
2020 Super Priority First Out Term Loan A, (1 mo. LIBOR + 9.50%, 1.00% Floor), 10.50%, 05/30/24(b)	945	926,202
2020 Super Priority Second Out Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 08/28/24	3,096	2,729,728

		5,125,438

Diversified Consumer Services — 2.7%
Ascend Learning LLC
2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 07/12/24	493	492,250
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 07/12/24	1,017	1,017,238
Bright Horizons Family Solutions LLC, 2017 Term Loan B, (1 mo. LIBOR + 1.75%, 0.75% Floor), 2.50%, 11/07/23	1,852	1,844,049
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.83%, 07/11/25	2,576	2,549,422
Midas Intermediate Holdco II LLC, 2020 Term Loan B, (3 mo. LIBOR + 7.75%, 0.75% Floor), 8.50%, 12/22/25	1,691	1,606,897
Nomad Foods Europe Midco Ltd., 2017 USD Term Loan B4, (3 mo. LIBOR + 2.25%), 2.37%, 05/15/24	1,130	1,124,547
PAI Holdco, Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 10/28/27	766	766,472
Serta Simmons Bedding LLC
2020 Super Priority First Out Term Loan, (1 mo. LIBOR + 7.50%), 8.50%, 08/10/23	471	474,083
2020 Super Priority Second Out Term Loan, (1 mo. LIBOR + 7.50%, 1.00% Floor), 8.50%, 08/10/23	738	700,038
Sotheby’s, 2021 Term Loan B, (3 mo. LIBOR + 4.50%, 0.50% Floor), 5.00%, 01/15/27	1,802	1,806,767
Voyage Australia Pty Ltd., USD Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 07/20/28	748	747,065

		13,128,828

Diversified Financial Services — 9.0%
Advisor Group, Inc., 2021 Term Loan, (1 mo. LIBOR + 4.50%), 4.58%, 07/31/26	1,404	1,405,899
Alchemy Copyrights LLC, Term Loan B, (1 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 03/10/28(b)	854	854,386
AlixPartners LLP, 2021 USD Term Loan B, (1 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 02/04/28	1,754	1,748,127
AQGEN Island Holdings, Inc., Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 08/02/28	2,827	2,817,586
Belron Finance US LLC, 2021 USD Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 04/13/28	3,035	3,028,644
Cogeco Financing 2 LP, 2021 Incremental Term Loan B, (1 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 09/01/28	3,218	3,196,536

Security	Par (000)	Value

Diversified Financial Services (continued)
Delta TopCo, Inc.
2020 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 8.00%, 12/01/28	USD 670	$674,744
2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27	3,671	3,673,406
EG Finco Ltd., 2018 Term Loan, (3 mo. LIBOR + 4.00%), 4.13%, 02/07/25	916	912,261
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, (1 Week LIBOR + 4.00%, 0.50% Floor), 4.50%, 02/16/28	857	859,485
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 07/03/24(b)	1,695	1,690,299
KKR Apple Bidco LLC(h)
2021 2nd Lien Term Loan, 07/13/29	248	256,373
2021 Term Loan, 09/22/28	608	607,131
LBM Acquisition LLC
2021 Incremental Delayed Draw Term Loan B2, 12/17/27(h)	665	658,515
2021 Incremental Term Loan B2, 12/17/27(h)	1,327	1,314,960
Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/17/27	1,167	1,155,270
LEB Holdings (USA), Inc, Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 11/02/27	1,019	1,021,166
Milano Acquisition Corp., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/01/27	4,867	4,874,234
RV Retailer LLC, Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 02/08/28	933	930,977
SMG US Midco 2, Inc., 2020 Term Loan, (1 mo. LIBOR + 2.50%), 2.63%, 01/23/25	424	415,884
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.25%), 4.38%, 07/30/25	509	494,052
Veritas US, Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.00%, 09/01/25	7,241	7,266,875
VS Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 3.08%, 02/28/27(b)	1,489	1,486,780
White Cap Buyer LLC, Term Loan B, (1 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 10/19/27	1,245	1,247,420
Ziggo Financing Partnership, USD Term Loan I, (1 mo. LIBOR + 2.50%), 2.58%, 04/30/28	1,617	1,603,530

		44,194,540

Diversified Telecommunication Services — 3.3%
Cablevision Lightpath LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 11/30/27	574	574,095
ConnectWise LLC, 2021 Term Loan B, 4.00%, 09/29/28(h)	1,023	1,020,443
Consolidated Communications, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 10/02/27	808	807,919
Frontier Communications Corp., 2021 DIP Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 05/01/28	2,007	2,002,992
GCI LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%, 0.75% Floor), 3.50%, 10/15/25	1,238	1,235,333
Intelsat Jackson Holdings SA
2017 Term Loan B3, (PRIME + 4.75%), 8.00%, 11/27/23	395	399,373
2021 DIP Term Loan, (3 mo. LIBOR + 4.75%, 1.00% Floor), 3.60%, 10/13/22	156	156,780

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
Iridium Satellite LLC, 2021 Term Loan B2, (1 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 11/04/26	USD 1,948	$1,948,764
Level 3 Financing, Inc., 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 1.83%, 03/01/27	1,931	1,906,364
Meridian Adhesives Group, Inc., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 07/24/28	1,500	1,496,250
MTN Infrastructure TopCo, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 11/15/24	2,292	2,285,822
TDC A/S, EUR Term Loan, (EURIBOR + 3.00%), 3.00%, 06/04/25	EUR 819	939,558
Virgin Media SFA Finance Ltd., GBP Term Loan L, (LIBOR - GBP + 3.25%), 3.30%, 01/15/27	GBP 1,000	1,327,647

		16,101,340

Electric Utilities — 1.2%
ExGen Renewables IV LLC, 2020 Term Loan, (3 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 12/15/27	USD 1,330	1,328,710
Triton Water Holdings, Inc, Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 03/31/28	4,532	4,523,168

		5,851,878

Electrical Equipment — 0.7%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 06/23/28(b)	869	869,000
Gates Global LLC, 2021 Term Loan B3, (1 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 03/31/27	2,450	2,444,331

		3,313,331

Energy Equipment & Services — 0.1%
Dell International LLC, 2021 Term Loan B, (1 mo. LIBOR + 1.75%), 2.00%, 09/19/25	580	579,731

Entertainment — 0.4%
MSG National Properties LLC, Term Loan, (3 mo. LIBOR + 6.25%, 0.75% Floor), 7.00%, 11/12/25(b)	1,975	2,019,514

Environmental, Maintenance, & Security Service — 0.7%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1 mo. LIBOR + 1.75%), 1.83%, 09/07/27	1,993	1,985,118
TruGreen Limited Partnership, 2020 Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 11/02/27	1,227	1,226,560

		3,211,678

Equity Real Estate Investment Trusts (REITs) — 0.1%
RHP Hotel Properties LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.08%, 05/11/24	727	718,044

Food & Staples Retailing — 0.8%
H Food Holdings LLC, 2018 Incremental Term Loan B2, (1 mo. LIBOR + 4.00%), 4.08%, 05/23/25	740	740,791
Hearthside Food Solutions LLC, 2020 Incremental Term Loan B3, (1 mo. LIBOR + 5.00%, 1.00% Floor), 6.00%, 05/23/25	165	164,799

Security	Par (000)	Value

Food & Staples Retailing (continued)
US Foods, Inc.
2016 Term Loan B, (1 mo. LIBOR + 1.75%), 1.83%, 06/27/23	USD 2,230	$2,216,082
2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.08%, 09/13/26	642	633,037

		3,754,709

Food Products — 2.5%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.84%, 10/01/25	1,088	1,073,176
2021 Incremental Term Loan, (1 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 10/01/25(b)	1,543	1,530,961
B&G Foods, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.50%), 2.58%, 10/10/26	415	414,855
Chobani LLC, 2020 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/20/27	3,102	3,106,105
Froneri International Ltd., 2020 USD Term Loan, (1 mo. LIBOR + 2.25%), 2.33%, 01/29/27	3,596	3,551,361
Reynolds Group Holdings, Inc., 2020 Term Loan B2, (1 mo. LIBOR + 3.25%), 3.33%, 02/05/26	407	403,868
Sovos Brands Intermediate, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 06/08/28	1,648	1,648,012
UTZ Quality Foods LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 3.08%, 01/20/28	692	690,713

		12,419,051

Health Care Equipment & Supplies — 0.8%
Insulet Corp., Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 05/04/28	775	776,352
Ortho-Clinical Diagnostics SA
2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.08%, 06/30/25	1,875	1,872,828
EUR Term Loan B, (EURIBOR + 3.50%), 3.50%, 06/30/25	EUR 952	1,101,901

		3,751,081

Health Care Providers & Services — 3.3%
CCRR Parent, Inc, Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 03/06/28(b)	USD 1,339	1,342,618
CHG Healthcare Services, Inc., 2021 Term Loan, 09/29/28(h)	1,036	1,037,109
Da Vinci Purchaser Corp., 2019 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 01/08/27	1,198	1,202,408
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.83%, 10/10/25	1,443	1,280,403
EyeCare Partners LLC
2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.25%), 8.38%, 02/18/28(b)	1,260	1,253,700
2020 Term Loan, (3 mo. LIBOR + 3.75%), 3.88%, 02/18/27	1,690	1,678,770
Femur Buyer, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 4.50%), 4.63%, 03/05/26	1,058	993,129
HC Group Holdings II, Inc., Term Loan B, (1 mo. LIBOR + 3.75%), 3.83%, 08/06/26	4,277	4,275,160
Orbcomm, Inc., Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 09/01/28	736	734,771

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
PetVet Care Centers LLC, 2021 Term Loan B3, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 02/14/25	USD 53	$52,581
Sotera Health Holdings LLC, 2021 Term Loan, (1 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 12/11/26	2,539	2,530,545

		16,381,194

Health Care Services — 1.3%
Azalea Topco, Inc., Term Loan, (1 mo. LIBOR + 3.50%), 3.63%, 07/24/26	2,069	2,054,970
Medical Solutions LLC, 2021 2nd Lien Term Loan, 10/01/29(h)	715	707,850
Unified Physician Management LLC, 2020 Term Loan, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 12/16/27	1,871	1,872,338
WP CityMD Bidco LLC, 2021 Term Loan B, (6 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 08/13/26	1,779	1,783,566

		6,418,724

Health Care Technology — 3.0%
Athenahealth, Inc., 2021 Term Loan B1, (3 mo. LIBOR + 4.25%), 4.38%, 02/11/26	367	367,889
Change Healthcare Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 03/01/24	1,416	1,413,781
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 2.83%, 10/10/25	2,205	2,201,207
Polaris Newco LLC, USD Term Loan B, (6 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 06/02/28	5,375	5,385,472
Press Ganey Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 07/24/26	1,710	1,712,544
Quintiles IMS, Inc., 2017 USD Term Loan B1, (1 mo. LIBOR + 1.75%), 1.83%, 03/07/24	476	474,472
Verscend Holdings Corp., 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 7.50%, 02/01/29(b)	3,092	3,107,460

		14,662,825

Hotels, Restaurants & Leisure — 7.9%
1011778 B.C. Unlimited Liability Co., Term Loan B4, (1 mo. LIBOR + 1.75%), 1.84%, 11/19/26	2,461	2,429,640
Aristocrat Leisure Ltd., 2020 Incremental Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/19/24	997	1,002,053
Boyd Gaming Corp., Term Loan B3, (1 Week LIBOR + 2.25%), 2.32%, 09/15/23	1,128	1,126,045
Caesars Resort Collection LLC
2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 2.83%, 12/23/24	2,347	2,332,011
2020 Term Loan B1, (3 mo. LIBOR + 3.50%), 3.58%, 07/21/25	3,631	3,631,911
CCM Merger, Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 11/04/25	632	631,782
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1 mo. LIBOR + 2.00%), 2.09%, 03/10/28(b)	783	775,234
ECL Entertainment LLC, Term Loan, (1 mo. LIBOR + 7.50%, 0.75% Floor), 8.50%, 03/31/28(b)	580	592,587
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 03/08/24	4,016	3,712,028

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Four Seasons Hotels Ltd., New 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 2.09%, 11/30/23	USD 1,338	$1,332,878
Gateway Casinos & Entertainment Ltd., 2018 Term Loan B, (3.00% PIK), 3.00%, 12/01/23(d)	152	151,394
Golden Nugget LLC, 2017 Incremental Term Loan B, (2 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 10/04/23	2,503	2,489,338
Golden Nugget, Inc., 2020 Initial Term Loan, (3 mo. LIBOR + 12.00%, 1.00% Floor), 13.00%, 10/04/23(b)	177	191,111
IRB Holding Corp.
2020 Fourth Amendment Incremental Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/15/27	3,681	3,685,660
2020 Term Loan B, (6 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 02/05/25	1,593	1,590,612
Playtika Holding Corp., 2021 Term Loan, (1 mo. LIBOR + 2.75%), 2.83%, 03/13/28	1,233	1,231,819
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 2.83%, 08/14/24	1,287	1,280,664
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 2.25%), 3.63%, 07/21/26	1,124	1,119,795
Station Casinos LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.25%), 2.50%, 02/08/27	2,076	2,050,021
Travelport Finance (Luxembourg) Sarl
2020 Super Priority Term Loan, (6.50% PIK), 3.50%, 02/28/25(d)	1,334	1,383,104
2021 Consented Term Loan, (3 mo. LIBOR + 6.75%), 7.75%, 05/29/26	2,219	1,901,909
Twin River Worldwide Holdings, Inc., 2021 Term Loan B, 08/06/28(h)	1,355	1,354,065
Whatabrands LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 08/03/28	2,285	2,281,618
Wyndham Hotels & Resorts, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 1.83%, 05/30/25	546	542,261

		38,819,540

Household Durables — 1.4%
ACProducts Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.25%, 0.50% Floor), 4.75%, 05/17/28	3,492	3,484,146
Reynolds Consumer Products LLC, Term Loan, (1 mo. LIBOR + 1.75%), 1.83%, 02/04/27	1,513	1,508,726
Springs Windows Fashions LLC, 2021 Term Loan B, 10/06/28(h)	831	824,252
Weber-Stephen Products LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 10/30/27	981	982,236

		6,799,360

Household Products — 0.1%
Spectrum Brands, Inc., 2021 Term Loan, (3 mo. LIBOR + 2.00%, 0.50% Floor), 2.50%, 03/03/28	540	538,707

Independent Power and Renewable Electricity Producers — 0.5%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.08%, 01/15/25	508	501,550

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
Calpine Corp.
2019 Term Loan B10, (1 mo. LIBOR + 2.00%), 2.08%, 08/12/26	USD 711	$702,607
Term Loan B9, (1 mo. LIBOR + 2.00%), 2.09%, 04/05/26	1,523	1,504,990

		2,709,147

Industrial Conglomerates — 2.7%
AVSC Holding Corp.(d)
2020 Term Loan B1, (0.25% PIK), 4.50%, 03/03/25	2,935	2,610,127
2020 Term Loan B3, (10.00% PIK), 10.00%, 10/15/26	1,182	1,421,441
Medline Industries, Inc., USD Term Loan B, 09/20/28(h)	2,201	2,196,180
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, 11/28/23(h)	1,315	1,332,747
Stitch Aquisition Corp., Term Loan B, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 07/28/28	1,100	1,029,413
Vertical US Newco, Inc., Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 07/29/27	1,920	1,922,351
Vertiv Group Corp., 2021 Term Loan B, (1 mo. LIBOR + 2.75%), 2.83%, 03/02/27	2,964	2,944,696

		13,456,955

Insurance — 3.9%
Alliant Holdings Intermediate LLC
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 05/09/25	2,922	2,899,649
2020 Term Loan B3, (1 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 11/05/27	1,661	1,660,973
Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 05/09/25	1,027	1,018,071
AmWINS Group, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%, 0.75% Floor), 3.00%, 02/19/28	3,405	3,383,672
AssuredPartners, Inc.
2020 Term Loan B, (1 mo. LIBOR + 3.50%), 3.58%, 02/12/27	1,422	1,412,627
2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 02/12/27	891	889,594
HUB International Ltd.
2018 Term Loan B, (3 mo. LIBOR + 2.75%), 2.88%, 04/25/25	2,884	2,854,932
2021 Term Loan B, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 04/25/25	871	871,340
NFP Corp., 2020 Term Loan, 02/15/27(h)	188	185,448
Ryan Specialty Group LLC, Term Loan, (1 mo. LIBOR + 3.00%), 3.75%, 09/01/27	1,156	1,154,999
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 12/31/25	796	789,710
2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.83%, 09/03/26	1,031	1,027,588
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/03/26	836	837,157

		18,985,760

Interactive Media & Services — 3.0%
Adevinta ASA, USD Term Loan B, 06/26/28(h)	2,507	2,506,609

Security	Par (000)	Value

Interactive Media & Services (continued)
Arches Buyer, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 12/06/27	USD 2,394	$2,380,456
Camelot Finance SA, 2020 Incremental Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/30/26	3,375	3,382,885
Go Daddy Operating Co. LLC, 2021 Term Loan B4, (1 mo. LIBOR + 2.00%), 2.08%, 08/10/27	742	733,226
Grab Holdings, Inc., Term Loan B, (6 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 01/29/26	5,784	5,832,200

		14,835,376

Internet & Direct Marketing Retail — 0.6%
CNT Holdings I Corp., 2020 Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 11/08/27	2,708	2,710,096
PUG LLC, 2021 Incremental Term Loan B, (1 mo. LIBOR + 4.25%, 0.50% Floor), 4.75%, 02/12/27(b)	372	371,535

		3,081,631

Internet Software & Services — 0.4%
Uber Technologies, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%), 3.58%, 02/25/27	2,111	2,109,086

IT Services — 6.8%
Aruba Investments, Inc.
2020 2nd Lien Term Loan, (3 mo. LIBOR + 7.75%, 0.75% Floor), 8.50%, 11/24/28	1,440	1,443,600
2020 USD Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 11/24/27	775	776,074
Banff Merger Sub, Inc., 2021 USD Term Loan, (3 mo. LIBOR + 3.75%), 3.88%, 10/02/25	2,066	2,053,765
Camelot Finance SA, Term Loan B, (1 mo. LIBOR + 3.00%), 3.08%, 10/30/26	2,479	2,471,641
CCC Intelligent Solutions Inc., Term Loan B, (3 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 09/21/28	1,700	1,697,875
Celestial -Saturn Parent, Inc., 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 0.50% Floor), 7.00%, 06/04/29(b)	1,269	1,294,380
CoreLogic, Inc., Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 06/02/28	3,711	3,706,361
Fleetcor Technologies Operating Company LLC, 2021 Term Loan B4, (1 mo. LIBOR + 1.75%), 1.83%, 04/28/28	494	492,177
Greeneden US Holdings II LLC, 2020 USD Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/01/27	5,041	5,056,067
GreenSky Holdings LLC, 2020 Term Loan B2, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 03/29/25(b)	1,559	1,551,454
Peak 10 Holding Corp., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%), 7.33%, 08/01/25	975	894,153
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 3.58%, 02/12/27	2,561	2,502,968
Sophia LP, 2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.00%, 1.00% Floor), 9.00%, 10/09/28	4,215	4,344,105
TierPoint LLC, 2021 Term Loan, (1 mo. LIBOR + 3.75%), 4.50%, 05/05/26	973	974,152
Trans Union LLC, 2019 Term Loan B5, (1 mo. LIBOR + 1.75%), 1.83%, 11/16/26	1,881	1,868,365
Virtusa Corp., Term Loan B, (1 mo. LIBOR + 4.00%), 5.00%, 02/11/28(h)	1,057	1,056,690

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

IT Services (continued)
WEX, Inc., 2021 Term Loan, (1 mo. LIBOR + 2.25%), 2.33%, 03/31/28	USD 985	$980,401
ZoomInfo LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 3.08%, 02/02/26	218	218,000

		33,382,228

Leisure Products — 0.2%
MND Holdings III Corp., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/19/24	992	956,600

Life Sciences Tools & Services — 3.8%
Avantor Funding, Inc., 2021 Term Loan B4, (1 mo. LIBOR + 2.00%), 2.50%, 11/21/24	749	747,719
Avantor, Inc., 2021 Term Loan B5, (1 mo. LIBOR + 2.25%, 0.50% Floor), 2.75%, 11/08/27	2,074	2,077,168
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 02/04/27	4,449	4,469,040
ICON Luxembourg Sarl
LUX Term Loan, (3 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 07/03/28	2,957	2,966,063
US Term Loan, (3 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 07/03/28	737	738,999
Maravai Intermediate Holdings LLC, 2020 Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/19/27	1,239	1,242,243
Parexel International Corp., 2021 1st Lien Term Loan, 08/11/28(h)	2,200	2,200,352
PPD, Inc., Initial Term Loan, (1 mo. LIBOR + 2.00%, 0.50% Floor), 2.50%, 01/13/28	4,435	4,425,491

		18,867,075

Machinery — 2.8%
Clark Equipment Co., 2021 Incremental Term Loan, (3 mo. LIBOR + 2.25%), 2.38%, 05/18/24	1,364	1,361,594
Columbus McKinnon Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.75%), 3.25%, 05/14/28(b)	426	424,522
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1 mo. LIBOR + 1.75%), 1.83%, 03/01/27	2,253	2,220,774
Madison IAQ LLC, Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 06/21/28	4,147	4,139,683
Rexnord LLC, 2021 Term Loan B, 0.00%, 10/04/28(h)	127	126,968
Titan Acquisition Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 3.17%, 03/28/25	5,545	5,441,009

		13,714,550

Media — 13.4%
Altice Financing SA
2017 USD Term Loan B, (1 mo. LIBOR + 2.75%), 2.88%, 07/15/25	1,098	1,079,735
USD 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 2.90%, 01/31/26	1,576	1,546,734
Altice France SA, 2018 Term Loan B13, (3 mo. LIBOR + 4.00%), 4.12%, 08/14/26	3,510	3,495,209
Cable One, Inc., 2021 Term Loan B4, (1 mo. LIBOR + 2.00%), 2.08%, 05/03/28	1,043	1,035,883
Charter Communications Operating LLC, 2019 Term Loan B1, (1 mo. LIBOR + 1.75%), 1.84%, 04/30/25	2,639	2,635,414
City Football Group Ltd., Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 07/21/28(b)	1,599	1,591,005

Security	Par (000)		Value

Media (continued)
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 3.63%, 08/21/26	USD 5,982		$5,852,329
Connect Finco Sarl, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/11/26	8,042		8,041,849
CSC Holdings LLC
2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 2.33%, 07/17/25	2,152		2,120,181
2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 2.58%, 04/15/27	2,117		2,090,457
E.W. Scripps Co., 2020 Term Loan B3, (1 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 01/07/28	900		900,848
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23	2,055		1,969,646
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 2.33%, 03/24/25	1,340		1,328,191
Live Nation Entertainment, Inc., Term Loan B4, (1 mo. LIBOR + 1.75%), 1.88%, 10/17/26	2,563		2,497,157
MH Sub I LLC
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.58%, 09/13/24	3,516		3,503,976
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 09/13/24	2,570		2,575,155
2021 2nd Lien Term Loan, (1 mo. LIBOR + 6.25%), 6.34%, 02/12/29	1,021		1,035,355
Nexstar Broadcasting, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.50%), 2.59%, 09/18/26	1,344		1,342,142
Radiate Holdco LLC, 2020 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 09/25/26	2,432		2,428,030
Sinclair Television Group Inc., 2021 Term Loan B3, (1 mo. LIBOR + 3.00%), 3.09%, 04/01/28	160		157,898
Terrier Media Buyer, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.58%, 12/17/26	—	(g)	315
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 09/28/23(b)	4,102		4,091,480
Trader Interactive LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 07/28/28(b)	596		594,510
UPC Financing Partnership, 2021 USD Term Loan AX, (1 mo. LIBOR + 3.00%), 3.08%, 01/31/29	577		574,957
Virgin Media Bristol LLC
2020 USD Term Loan Q, (1 mo. LIBOR + 3.25%), 3.33%, 01/31/29	2,365		2,364,338
USD Term Loan N, (1 mo. LIBOR + 2.50%), 2.58%, 01/31/28	988		981,179
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 05/18/25	1,955		1,913,311
WMG Acquisition Corp., 2021 Term Loan G, (1 mo. LIBOR + 2.12%), 2.21%, 01/20/28	669		664,757
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 3.08%, 03/09/27	7,485		7,415,168

			65,827,209

Metals & Mining — 0.4%
Ball Metalpack LLC, 2018 1st Lien Term Loan B, (3 mo. LIBOR + 4.50%), 4.62%, 07/31/25	1,759		1,755,163

Oil, Gas & Consumable Fuels — 0.6%
Edgewater Generation LLC, Term Loan, (1 mo. LIBOR + 3.75%), 3.83%, 12/13/25	1,428		1,358,634
EG Group Ltd., 2018 USD Term Loan B, (3 mo. LIBOR + 4.00%), 4.13%, 02/07/25	777		773,788

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Lealand Finance Company BV, 2020 Take Back Term Loan, (3.00% PIK), 3.00%, 06/30/25(d)	USD 289	$128,861
McDermott Technology Americas, Inc., 2020 Make Whole Term Loan, 06/30/24(b)(h)	40	22,134
Murphy USA, Inc., Term Loan B, (1 mo. LIBOR + 1.75%, 0.50% Floor), 2.25%, 01/31/28	647	647,377

		2,930,794

Personal Products — 1.6%
Prestige Brands, Inc., 2021 Term Loan B5, (1 mo. LIBOR + 2.00%, 0.50% Floor), 2.50%, 07/03/28	509	508,124
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 10/01/26	7,293	7,310,956

		7,819,080

Pharmaceuticals — 3.4%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 3.63%, 05/04/25	1,945	1,916,237
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, 02/22/28	2,124	2,123,993
Elanco Animal Health, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 1.84%, 08/01/27	1,055	1,041,450
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 Week LIBOR + 2.00%), 2.07%, 11/15/27	1,690	1,661,641
Jazz Financing Lux Sarl, USD Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 05/05/28	3,093	3,096,743
Organon Finance 1 LLC, USD Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 06/02/28	1,653	1,655,518
Precision Medicine Group LLC, 2021 Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 11/18/27	1,314	1,313,727
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.08%, 06/02/25	4,168	4,161,319

		16,970,628

Professional Services — 1.0%
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 3.25%), 3.34%, 02/06/26	4,944	4,937,482

Real Estate Management & Development — 0.3%
Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 2.83%, 08/21/25	1,468	1,453,301

Road & Rail — 0.3%
Moda Ingleside Energy Center LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 09/29/25	246	244,970
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 5.50%), 5.58%, 08/04/25	1,225	1,152,644

		1,397,614

Semiconductors & Semiconductor Equipment — 0.1%
ON Semiconductor Corp., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.08%, 09/19/26	480	479,286

Software — 17.8%
2U, Inc., Term Loan, (3 mo. LIBOR + 5.75%), 6.50%, 11/30/24	1,443	1,461,425

Security	Par (000)	Value

Software (continued)
Applied Systems, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 09/19/24	USD 744	$743,347
Barracuda Networks, Inc.
1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/12/25	2,090	2,094,401
2020 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 10/30/28	870	879,518
Cloudera, Inc.
2021 2nd Lien Term Loan, 08/10/29(b)(h)	1,486	1,478,570
2021 Term Loan, 08/10/28(h)	4,140	4,132,258
Term Loan B, (1 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 12/22/27	979	977,856
Cornerstone OnDemand, Inc.
2021 Term Loan, 09/21/28(h)	1,205	1,201,988
2021 Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 04/22/27	643	641,847
Digicel International Finance Ltd., 2017 Term Loan B, (6 mo. LIBOR + 3.25%), 3.43%, 05/28/24	1,148	1,107,114
E2open LLC, 2020 Term Loan B, (3 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 02/04/28	288	287,821
Epicor Software Corp., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 07/31/28	2,141	2,197,201
Helios Software Holdings, Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 3.75%), 3.88%, 03/11/28	2,134	2,130,371
Informatica LLC, 2020 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 02/25/27	8,639	8,606,946
IPS Corp.(h)
2021 2nd Lien Term Loan B, 09/21/29(b)	1,046	1,035,540
2021 Delayed Draw Term Loan, 09/21/28	118	117,676
2021 Term Loan, 09/21/28	590	588,450
Magenta Buyer LLC(h)
2021 USD 1st Lien Term Loan, 07/27/28	6,043	6,041,127
2021 USD 2nd Lien Term Loan, 07/27/29(b)	2,934	2,930,333
McAfee LLC, 2018 USD Term Loan B, (1 mo. LIBOR + 3.75%), 3.84%, 09/30/24	923	922,991
Mitchell International, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.33%, 11/29/24	443	441,620
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.33%, 12/01/25	1,222	1,219,247
2020 Add-On Term Loan, (1 mo. LIBOR + 4.25%, 0.50% Floor), 4.75%, 11/29/24	1,323	1,321,913
Netsmart Technologies, Inc., 2020 Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/01/27	1,578	1,584,165
Planview Parent, Inc.
2nd Lien Term Loan, (1 Week LIBOR + 7.25%, 0.75% Floor), 8.00%, 12/17/28	930	925,350
Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/17/27	2,154	2,158,182
Project Alpha Intermediate Holding, Inc., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 4.09%, 04/26/24	1,531	1,530,065
Proof Point, Inc., 2nd Lien Term Loan, (3 mo. LIBOR + 6.25%, 0.50% Floor), 6.75%, 08/31/29(b)	1,451	1,465,510
Proofpoint, Inc., 1st Lien Term Loan, 08/31/28(h)	2,790	2,774,655

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
RealPage, Inc.
1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 04/24/28	USD 6,319	$6,297,045
2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 0.75% Floor), 7.25%, 04/22/29	2,965	3,024,455
Renaissance Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.33%, 05/30/25	682	675,853
Severin Acquisition LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.34%, 08/01/25	3,884	3,861,702
Sophia LP, 2020 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 10/07/27	5,131	5,148,312
Tempo Acquisition LLC
2020 Extended Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 11/02/26	5,405	5,413,319
2021 Term Loan B, (1 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 08/31/28	490	490,407
Tibco Software, Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.34%, 03/03/28	2	2,184
Ultimate Software Group, Inc.
2020 2nd Lien Incremental Term Loan, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 05/03/27	1,992	2,023,533
2021 Incremental Term Loan, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 05/04/26	3,648	3,653,024
Term Loan B, (1 mo. LIBOR + 3.75%), 3.83%, 05/04/26	3,938	3,943,536

		87,530,857

Specialty Retail — 3.4%
Belron Finance US LLC
2018 Term Loan B, (3 mo. LIBOR + 2.25%), 2.38%, 11/13/25	441	437,974
2019 USD Term Loan B, (3 mo. LIBOR + 2.25%), 2.44%, 10/30/26	877	871,617
CD&R Firefly Bidco Ltd., 2018 GBP Term Loan B1, (LIBOR - GBP + 4.75%), 4.82%, 06/23/25	GBP 1,000	1,338,642
EG Group Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.25%, 0.50% Floor), 4.75%, 03/31/26	USD 572	571,528
Mavis Tire Express Services Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 05/04/28	3,032	3,037,919
MED ParentCo LP, 1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 4.33%, 08/31/26	1,724	1,718,402
PetSmart, Inc., 2021 Term Loan B, (6 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/11/28	5,330	5,337,422
Pilot Travel Centers LLC, 2021 Term Loan B, (1 mo. LIBOR + 2.00%), 2.08%, 07/28/28	964	960,558
Research Now Group, Inc., 2017 1st Lien Term Loan, (6 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 12/20/24	1,239	1,223,102
Woof Holdings, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/21/27	552	552,573
WOOF Holdings, Inc., 2nd Lien Term Loan, (6 mo. LIBOR + 7.25%, 0.75% Floor), 8.00%, 12/21/28	560	564,553

		16,614,290

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals — 0.3%
Electronics for Imaging, Inc., Term Loan, (1 mo. LIBOR + 5.00%), 5.08%, 07/23/26	USD 787	$741,310
Western Digital Corp., 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 1.84%, 04/29/23	495	495,350

		1,236,660

Trading Companies & Distributors — 0.7%
Beacon Roofing Supply, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.33%, 05/19/28	1,392	1,383,718
Foundation Building Materials Holding Company LLC, 2021 Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 3.75%, 02/03/28	1,535	1,523,325
ION Trading Finance Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.75%), 4.92%, 04/01/28	682	683,061

		3,590,104

Transportation Infrastructure — 0.4%
First Student Bidco, Inc.
Term Loan B, (2 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 07/21/28	1,295	1,287,063
Term Loan C, (3 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 07/21/28	478	475,090

		1,762,153

Wireless Telecommunication Services — 1.5%
GOGO Intermediate Holdings LLC, Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 04/30/28	1,108	1,108,391
Metronet Systems Holdings LLC, 2021 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 05/26/28	716	716,344
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 1.84%, 04/11/25	3,386	3,352,541
Xplornet Communications, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.75%), 4.84%, 06/10/27	2,438	2,434,904

		7,612,180

Total Floating Rate Loan Interests — 145.1% (Cost: $710,702,793)		714,521,283

	Shares

Investment Companies

Fixed Income Funds — 0.8%
Invesco Senior Loan ETF	178,000	3,935,580

Total Investment Companies — 0.8% (Cost: $3,949,391)		3,935,580

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Benefical Interest (000)	Value

Other Interests(i)

IT Services(b) — 0.0%
Millennium Corp.	1,607	$—
Millennium Lender Claims	1,508	—

Total Other Interests — 0.0% (Cost: $ — )		—

	Shares

Warrants

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Expires 10/27/24)(a)	999	11,988

Total Warrants — 0.0% (Cost: $ — )		11,988

Total Long-Term Investments — 147.5% (Cost: $729,357,195)		726,525,982

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(j)(k)	920,538	920,538

Total Short-Term Securities — 0.2% (Cost: $920,538)		920,538

Total Investments — 147.7% (Cost: $730,277,733)		727,446,520

Liabilities in Excess of Other Assets — (47.7)%		(235,018,656)

Net Assets — 100.0%		$492,427,864

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Convertible security.
(f)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	Rounds to less than 1,000.
(h)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$—	$920,538	(a)	$—	$—	$—	$920,538	920,538	$23	$—
iShares iBoxx $ High Yield Corporate Bond ETF(b)	8,380,800	—		(8,404,788)	763,061	(739,073)	—	—	146,030	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	3,315,120	—		(3,263,036)	190,682	(242,766)	—	—	37,324	—

					$953,743	$(981,839)	$920,538		$183,377	$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,661,298	EUR	1,402,500	BNP Paribas SA	12/15/21	$34,307
USD	1,662,498	EUR	1,402,500	HSBC Bank USA N.A.	12/15/21	35,508
USD	2,741,637	GBP	1,979,000	Natwest Markets PLC	12/15/21	74,861

						$144,676

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Construction & Engineering	$61,967	$—	$—	$61,967
Diversified Financial Services	—	—	3,098	3,098
Energy Equipment & Services	—	13,802	—	13,802
Media	310,702	—	—	310,702
Metals & Mining	—	—	793	793
Oil, Gas & Consumable Fuels	83,107	—	—	83,107
Semiconductors & Semiconductor Equipment	46,275	—	—	46,275
Software	1,306	—	—	1,306
Specialty Retail	—	466,680	—	466,680
Corporate Bonds	—	6,380,101	689,300	7,069,401
Floating Rate Loan Interests	—	674,631,773	39,889,510	714,521,283
Investment Companies	3,935,580	—	—	3,935,580
Other Interests	—	—	—	—
Warrants	11,988	—	—	11,988
Short-Term Securities
Money Market Funds	920,538	—	—	920,538
Unfunded Floating Rate Loan Interests(a)	—	581	—	581
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(1,045)	—	(1,045)

	$5,371,463	$681,491,892	$40,582,701	$727,446,056

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts	$—	$144,676	$—	$144,676

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests		Total
Assets
Opening balance, as of December 31, 2020	$55,840	$425,578	$31,919,645	$—	(a)	$32,401,063
Transfers into Level 3(b)	—	—	6,534,183	—		6,534,183
Transfers out of Level 3(c)	(34,445)	—	(14,255,350)	—		(14,289,795)
Accrued discounts/premiums	—	19,008	30,074	—		49,082
Net realized gain (loss)	—	3,259	47,411	—		50,670
Net change in unrealized appreciation (depreciation)(d)	(17,504)	249,119	406,728	—		638,343
Purchases	—	11,261	23,717,551	—		23,728,812
Sales	—	(18,925)	(8,510,732)	—		(8,529,657)

Closing balance, as of September 30, 2021	$3,891	$689,300	$39,889,510	$—	(a)	$40,582,701

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2021(d)	$(17,504)	$249,119	$485,699	$—		$717,314

(a)	Rounds to less than $1.
(b)

As of December 31, 2020, the Fund used observable inputs in determining the value of certain investments. As of September 30, 2021, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)

As of December 31, 2020, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2021, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

MTN	Medium-Term Note

PIK	Payment-in-Kind

SCA	Societe en Commandite par Actions